Future Minimum Time Charter Revenue, detail (Details)	Dec. 31, 2018 USD ($)
Future Minimum Time Charter Revenue
2019	$ 89,240
2020	31,151
2021	31,293
2022	19,405
2023	17,805
Thereafter	69,517
Total	$ 258,411